Land Use Rights, Net	12 Months Ended
Dec. 31, 2021
Land and Land Improvements [Abstract]
Land Use Rights, Net
10.	Land Use Rights, Net

Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2020	2021
Land use rights	264,886	620,065
Less: Accumulated amortization	(14,952)	(24,594)

Total land use rights, net	249,934	595,471

In November 2017, February 2018, May 2018, January 2021 and July 2021, the Group acquired land use rights to build factories for manufacturing vehicles of the Group in Zhaoqing and Guangzhou of Guangdong province, and Wuhan of Hubei province, the PRC.
The Group recorded amortization expenses for land use rights of RMB5,323, RMB5,323 and RMB9,642 for the years ended December 31, 2019, 2020 and 2021, respectively.